Loans held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for sale, at fair value	$ 899,173	$ 262,518
Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Net gains (losses) from fair value changes of mortgage loans	24,233	(2,861)	$ (4,539)
Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Net gains (losses) from fair value changes of mortgage loans	3,228
Loans held for sale, at fair value	215,403	0
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for sale, at fair value	$ 683,770	$ 262,518